Lease Arrangements - Maturity Analysis of Lease Payments Receivable Under Operating Subleases (Detail) - TWD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Operating Sublease Agreement [Member] | Year 1 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables Under Subleases [Line Items]
Maturity analysis of lease payments receivable	$ 65.0	$ 144.1